Schedule Of Fair Value Assumption (Details)	12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020
Measurement Input, Price Volatility [Member] | Minimum [Member]
Debt Instrument [Line Items]
Risk free rate of return	253	191
Measurement Input, Price Volatility [Member] | Maximum [Member]
Debt Instrument [Line Items]
Risk free rate of return	466	455
Measurement Input, Risk Free Interest Rate [Member] | Minimum [Member]
Debt Instrument [Line Items]
Risk free rate of return	1.24	1.93
Measurement Input, Risk Free Interest Rate [Member] | Maximum [Member]
Debt Instrument [Line Items]
Risk free rate of return	1.53	1.99
Measurement Input, Expected Term [Member] | Minimum [Member]
Debt Instrument [Line Items]
Expected term	1 year	1 year
Measurement Input, Expected Term [Member] | Maximum [Member]
Debt Instrument [Line Items]
Expected term	3 years	3 years